REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of segment revenue by type	The tables below summarize the partnership’s segment revenues by type of revenues for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
Other revenues	1,041	579	21	—	1,641
Total revenues	$29,988	$4,457	$12,142	$—	$46,587

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
Other revenues	900	594	5	—	1,499
Total revenues	$22,580	$4,399	$10,656	$—	$37,635

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308
Other revenues	104	612	8	—	724
Total revenues	$28,822	$4,559	$9,651	$—	$43,032

	Year ended December 31, 2021
	Total attributable to the partnership					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,060	$1,928	$3,438	$—	$14,426	$32,161	$46,587
Direct operating costs (2)	(8,383)	(1,370)	(2,722)	(19)	(12,494)	(28,374)	(40,868)
General and administrative expenses	(146)	(68)	(88)	(107)	(409)	(603)	(1,012)
Gain (loss) on acquisitions /dispositions, net (3)	—	—	158	—	158	740	898
Gain (loss) on acquisitions /dispositions, net recorded in equity (3), (4)	—	—	414	—	414	—	414
Other income (expense), net (5)	24	(4)	12	—	32	29	61
Interest income (expense), net	(69)	(152)	(236)	(20)	(477)	(991)	(1,468)
Current income tax (expense) recovery (6)	(111)	(4)	(159)	47	(227)	(318)	(545)
Equity accounted Adjusted EFO (7)	22	66	62	—	150	112	262
Adjusted EFO	397	396	879	(99)	1,573
Depreciation and amortization expense (2), (8)					(780)	(1,503)	(2,283)
Impairment expense, net					(160)	(280)	(440)
Gain (loss) on acquisitions / dispositions, net (3)					474	451	925
Gain (loss) on acquisitions / dispositions, net recorded in equity(3), (4)					(414)	—	(414)
Current income tax (expense) recovery (6)					9	—	9
Other income (expense), net (5)					(42)	(53)	(95)
Deferred income tax (expense) recovery					132	239	371
Non-cash items attributable to equity accounted investments (7)					(149)	(100)	(249)
Net income (loss)					$643	$1,510	$2,153
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(1)Adjusted EFO and net income (loss) attributable to unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.
(2)The sum of these amounts equates to direct operating costs of $43,151 million as per the IFRS consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $1,823 million as per the IFRS consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $158 million represents the partnership’s economic ownership interest in gains (losses) on dispositions of $141 million related to the disposition of the partnership’s investment in its graphite electrode operations, $14 million related to the disposition of investments in public securities, and other gains of $3 million.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $414 million represents the partnership’s economic ownership interest in gains on dispositions of $245 million related to the disposition of the partnership’s investment in its graphite electrode operations and $169 million related to the disposition of an investment in public securities.
(5)The sum of these amounts equates to other income (expense), net of $(34) million as per the IFRS consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $32 million includes $4 million of realized net revaluation losses and $36 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(42) million includes $79 million of net unrealized revaluation gains, $52 million of business separation expenses, stand-up costs and restructuring charges, $24 million of transaction costs, $14 million of net loss on debt extinguishment/modification and $31 million of other expenses.
(6)The sum of these amounts equates to current income tax (expense) recovery of $(536) million as per the IFRS consolidated statements of operating results.
(7)The sum of these amounts equates to equity accounted income (loss), net of $13 million as per the IFRS consolidated statements of operating results.
(8)For the year ended December 31, 2021, depreciation and amortization expense by segment is as follows: business services $465 million, infrastructure services $705 million, industrials $1,113 million, and corporate and other $nil.

	Year ended December 31, 2020
	Total attributable to the partnership					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$7,611	$1,900	$2,965	$—	$12,476	$25,159	$37,635
Direct operating costs (2)	(7,220)	(1,340)	(2,303)	(11)	(10,874)	(21,591)	(32,465)
General and administrative expenses	(136)	(75)	(91)	(82)	(384)	(584)	(968)
Gain (loss) on acquisitions /dispositions, net (3)	61	—	24	—	85	219	304
Other income (expense), net (4)	4	(29)	—	—	(25)	(27)	(52)
Interest income (expense), net	(62)	(163)	(255)	(6)	(486)	(996)	(1,482)
Current income tax (expense) recovery	(41)	(3)	(29)	40	(33)	(251)	(284)
Equity accounted Adjusted EFO (5)	12	74	25	—	111	114	225
Adjusted EFO	229	364	336	(59)	870
Depreciation and amortization expense (2), (6)					(719)	(1,446)	(2,165)
Impairment expense, net					(112)	(151)	(263)
Gain (loss) on acquisitions /dispositions, net (3)					(11)	(19)	(30)
Other income (expense), net (4)					(121)	284	163
Deferred income tax (expense) recovery					37	93	130
Non-cash items attributable to equity accounted investments (5)					(113)	(55)	(168)
Net income (loss)					$(169)	$749	$580
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(1)Adjusted EFO and net income (loss) attributable to unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.
(2)The sum of these amounts equates to direct operating costs of $34,630 million as per the IFRS consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $274 million as per the IFRS consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $85 million represents the partnership’s economic ownership interest in gains (losses) of $47 million related to the disposition of the partnership’s cold storage business, $15 million related to the sale of the pathology business at the partnership’s healthcare services operations, $25 million related to the partnership’s sale of investments in public securities and other disposition losses of $2 million.
(4)The sum of these amounts equates to other income (expense), net of $111 million as per the IFRS consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $(25) million includes $28 million of realized net revaluation losses and $3 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(121) million includes $168 million of unrealized net revaluation gains, $134 million of provisions for potential productivity impacts and damages related to business interruption and work stoppages which are not considered normal or recurring, $67 million of non-recurring, one-time provisions including product line exits, contract write-offs and production relocation costs, as a result of the recapitalization of one of the partnership’s operations, $60 million of business separation expenses, stand-up costs and restructuring charges, $30 million of transaction costs, $8 million of net gains on debt extinguishment/modification and $6 million of other expenses.
(5)The sum of these amounts equates to equity accounted income (loss), net of $57 million as per the IFRS consolidated statements of operating results.
(6)For the year ended December 31, 2020, depreciation and amortization expense by segment is as follows: business services $435 million, infrastructure services $665 million, industrials $1,065 million, corporate and other $nil.

	Year ended December 31, 2019
	Total attributable to the partnership					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$8,927	$1,815	$2,549	$—	$13,291	$29,741	$43,032
Direct operating costs (2)	(8,607)	(1,324)	(1,886)	(9)	(11,826)	(26,501)	(38,327)
General and administrative expenses	(136)	(53)	(70)	(86)	(345)	(487)	(832)
Gain (loss) on acquisitions /dispositions, net (3)	342	—	64	(1)	405	321	726
Other income (expense), net (4)	(1)	(9)	(5)	—	(15)	(10)	(25)
Interest income (expense), net	(50)	(138)	(208)	37	(359)	(915)	(1,274)
Current income tax (expense) recovery	(75)	—	(71)	22	(124)	(200)	(324)
Equity accounted Adjusted EFO (5)	32	23	20	—	75	124	199
Adjusted EFO	432	314	393	(37)	1,102
Depreciation and amortization expense (2), (6)					(571)	(1,233)	(1,804)
Impairment expense, net					(303)	(306)	(609)
Other income (expense), net (4)					(149)	(226)	(375)
Deferred income tax (expense) recovery					38	94	132
Non-cash items attributable to equity accounted investments (5)					(29)	(56)	(85)
Net income (loss)					$88	$346	$434
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(1)Adjusted EFO and net income (loss) attributable to unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.
(2)The sum of these amounts equates to direct operating costs of $40,131 million as per the IFRS consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $405 million represents partnership’s economic ownership interest in gains (losses) of $182 million related to the sale of the partnership’s global executive relocation business, $157 million related to the disposition of the partnership’s facilities management business, $47 million related to the sale of the partnership’s palladium mining operations and other disposition gains of $19 million.
(4)The sum of these amounts equates to other income (expense), net of $(400) million as per the IFRS consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $(15) million includes $17 million of realized net revaluation losses and $2 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(149) million includes $69 million of restructuring charges, $48 million of transaction costs and $32 million of other expenses.
(5)The sum of these amounts equates to equity accounted income (loss), net of $114 million as per the IFRS consolidated statements of operating results.
(6)For the year ended December 31, 2019, depreciation and amortization expense by segment is as follows: business services $305 million, infrastructure services $686 million, industrials $813 million, and corporate and other $nil.
The following is an analysis of the partnership’s assets by reportable operating segment as at December 31, 2021 and 2020:

	As at December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$20,376	$16,380	$27,315	$148	$64,219

	As at December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$19,884	$10,839	$23,929	$94	$54,746

Disclosure of segment revenue by timing of revenue recognition for revenue from contracts with customers	The tables below summarize the partnership’s segment revenues by timing of revenue recognition for total revenues from contracts with customers for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$24,810	$1,403	$11,864	$—	$38,077
Services transferred over a period of time	4,137	2,475	257	—	6,869
Total revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$17,665	$1,382	$10,436	$—	$29,483
Services transferred over a period of time	4,015	2,423	215	—	6,653
Total revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$23,070	$1,379	$9,409	$—	$33,858
Services transferred over a period of time	5,648	2,568	234	—	8,450
Total revenues from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308

Disclosure of revenues by geographical areas	The table below summarizes the partnership’s total revenues for the years ended December 31, 2021, 2020, and 2019:

(US$ MILLIONS)	2021	2020	2019
United Kingdom	$18,827	$13,996	$20,202
United States of America	6,715	5,848	5,218
Europe	7,107	5,184	5,145
Australia	4,529	4,299	4,059
Canada	3,916	3,137	3,860
Brazil	1,711	1,403	1,800
Mexico	813	765	698
Other	2,969	3,003	2,050
Total revenues	$46,587	$37,635	$43,032
    The tables below summarize the partnership’s segment revenues by geography for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$18,257	$344	$206	$—	$18,807
United States of America	344	1,591	4,775	—	6,710
Europe	2,495	1,257	3,007	—	6,759
Australia	4,404	11	84	—	4,499
Canada	2,436	85	554	—	3,075
Brazil	259	82	1,155	—	1,496
Mexico	—	—	813	—	813
Other	752	508	1,527	—	2,787
Total revenues from contracts with customers	$28,947	$3,878	$12,121	$—	$44,946
Other revenues	$1,041	$579	$21	$—	$1,641
Total revenues	$29,988	$4,457	$12,142	$—	$46,587

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$13,417	$371	$192	$—	$13,980
United States of America	21	1,685	4,137	—	5,843
Europe	1,071	1,139	2,624	—	4,834
Australia	4,155	10	63	—	4,228
Canada	1,841	90	485	—	2,416
Brazil	339	78	787	—	1,204
Mexico	—	—	765	—	765
Other	836	432	1,598	—	2,866
Total revenues from contracts with customers	$21,680	$3,805	$10,651	$—	$36,136
Other revenues	$900	$594	$5	$—	$1,499
Total revenues	$22,580	$4,399	$10,656	$—	$37,635

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$19,694	$334	$128	$—	$20,156
United States of America	324	1,609	3,278	—	5,211
Europe	687	1,239	2,889	—	4,815
Australia	4,042	14	—	—	4,056
Canada	2,942	63	752	—	3,757
Brazil	405	97	1,097	—	1,599
Mexico	—	5	693	—	698
Other	624	586	806	—	2,016
Total revenues from contracts with customers	$28,718	$3,947	$9,643	$—	$42,308
Other revenues	$104	$612	$8	$—	$724
Total revenues	$28,822	$4,559	$9,651	$—	$43,032
Non-current assets (1)

(US$ MILLIONS)	2021	2020
United States of America	$10,989	$8,915
Europe	13,138	8,505
Canada	7,101	6,777
Australia	5,380	5,420
Brazil	4,971	3,673
Mexico	1,855	2,097
United Kingdom	2,326	1,663
Other	3,041	3,203
Total non-current assets	$48,801	$40,253
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(1)Non-current assets comprise financial assets, property, plant and equipment, intangible assets, equity accounted investments, goodwill and other non-current assets.

Disclosure of maturity analysis of lessor operating lease payments	As at December 31, 2021 and 2020, the undiscounted maturity analysis for the partnership’s lease liabilities obligation is as follows:

	2021
(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liabilities	$355	$856	$959	$2,170
Total lease liabilities	$355	$856	$959	$2,170

	2020
(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liabilities	$238	$664	$732	$1,634
Total lease liabilities	$238	$664	$732	$1,634
The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt as at December 31, 2021 and 2020:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Total - December 31, 2021	$843	$978	$409	$2,230
Total - December 31, 2020	$360	$748	$397	$1,505